Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2016	$2,211,639
Goodwill resulting from acquisitions	18,535
Other	(8,965)

As of September 30, 2017	2,221,209
Goodwill resulting from acquisitions(1)	227,283
Other	(3,597)

As of September 30, 2018	$2,444,895

(1)

Mainly relates to the acquisitions of Vubiquity, projekt202 and UXP. In allocating the total preliminary purchase price for Vubiquity, based on estimated fair values, the Company recorded $146,912 of goodwill, $38,630 of customer relationships to be amortized over approximately nine years, $45,692 of core technology to be amortized over approximately five years, $10,104 of trade mark to be amortized over eight years. In allocating the total preliminary purchase price of projekt202, based on estimated fair values, the Company recorded $34,032 of goodwill and $19,835 of customer relationships to be amortized over four years. In allocating the total preliminary purchase price of UXP, based on estimated fair values, the Company recorded $41,468 of goodwill, $31,552 of core technology to be amortized over five years and $6,552 of customer relationships to be amortized over approximately five years.

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2018
Core technology	$721,384	$(576,936)	$144,448
Customer relationships	563,656	(453,137)	110,519
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	43,646	(33,364)	10,282

Total	$1,380,682	$(1,115,433)	$265,249

September 30, 2017
Core technology	$604,673	$(513,501)	$91,172
Customer relationships	497,296	(414,654)	82,642
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(30,030)	3,512

Total	$1,187,507	$(1,010,181)	$177,326

Amortization Expense on Definite-Lived Intangible Assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2018	2017	2016
Cost of revenue	$572	$1,405	$1,609
Amortization of definite-lived purchased intangible assets	105,213	108,453	96,465

Total	$105,785	$109,858	$98,074

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2018 is as follows:

Amount
Fiscal year:
2019	$92,693
2020	61,527
2021	42,554
2022	30,380
2023	14,682
Thereafter	23,413

Total	$265,249